Income Taxes - Reconciliation of Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Expected federal income tax expense at statutory tax rate									$ 1,110	$ 911	$ 679
Effect of nontaxable interest income									(452)	(458)	(542)
Effect of nontaxable bank owned life insurance income									(117)	(114)	(104)
Effect of Qualified Zone Academy Bond (QZAB) credit									(114)	(109)	(220)
State taxes on income, net of federal benefit									59	59	10
Other tax credits									(128)	(80)	(80)
Non deductible expenses									4	65	56
Income tax expense (benefit)	$ 260	$ 41	$ 15	$ 46	$ 74	$ (23)	$ (212)	$ 435	$ 362	$ 274	$ (201)
Effective tax rate (benefit)									11.10%	10.20%	(10.10%)